3. Loans, Allowance for Loan Losses and Credit Quality (Details 8) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Allowance related to TDRs	$ 197,605	$ 92,600